Selling, General And Administrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Selling, general and administrative:
Compensation and related costs	$ 801,162	$ 0	$ 923,092	$ 0
Advertising and marketing	242,906	0	269,036	0
Professional fees	186,188	8,200	532,445	14,973	$ 152,876	$ 2,850	$ 37,123
Technology development	108,694	0	186,702	0
General and administrative	370,017	2,625	452,899	6,456
Total selling general and administrative	$ 1,708,967	$ 10,825	$ 2,364,174	$ 21,429	$ 57,825	$ 0	$ 2,529